Share Based Compensation - Liability (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation
Current liability	$ 326	$ 153
Long-term liability	469	291
Total Liability	795	444
Intrinsic value of vested awards	$ 415	$ 200